Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Interest and similar income	£ 11,915	£ 12,772
Interest and similar expense	(8,420)	(9,657)
Net interest income	3,495	3,115
Fee and commission income	4,962	4,775
Fee and commission expense	(1,742)	(1,527)
Net fee and commission income	3,220	3,248
Net trading income	4,358	3,302
Net investment (expense)/ income	(20)	15
Other income	29	14
Total income	11,082	9,694
Staff costs	(2,831)	(2,866)
Infrastructure, administration and general expenses	(3,424)	(3,199)
UK regulatory levies	(53)	(66)
Litigation and conduct	(59)	(56)
Operating expenses	(6,367)	(6,187)
Share of post-tax results of associates and joint ventures	0	1
Profit/(loss) before impairment	4,715	3,508
Credit impairment charge	(875)	(831)
Profit before tax	3,840	2,677
Tax charge	(778)	(520)
Profit after tax	3,062	2,157
Attributable to:
Equity holders of the parent	2,675	1,735
Other equity instrument holders	387	422
Profit after tax	£ 3,062	£ 2,157